DISTRIBUTION AGREEMENT (Details) - LCL £ in Thousands, $ in Thousands	Jan. 31, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
DISTRIBUTION AGREEMENT
Cash consideration	£ 18,055	$ 22,296
Purchase price of distribution right			$ 22,296
Historical cost of distribution right			$ 0